Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Long Term Debt

	December 31, 2024	December 31, 2023
	$	$
		(Note 6.c)
Senior unsecured notes	548.1	547.6
Revolving credit facility	256.0	79.5
Term loan facilities	405.6	408.2
Notes payable	116.8	52.0
Other financing obligations	57.0	10.9
	1,383.5	1,098.2
Less current portion	175.0	124.0
Long-term portion	1,208.5	974.2
The aggregate maturity value of the notes of $116.6 (2023 - $52.0) is comprised of:

	December 31, 2024		December 31, 2023
	CAD	Foreign currency	CAD	Foreign currency
			(Note 6.c)	(Note 6.c)
US dollars	36.7	25.5	50.5	38.1
British pounds	3.9	2.2	0.6	0.3
Euro	75.1	50.4	—	—
Other currencies	0.9	1.0	0.9	0.9